Segment Reporting (Schedule Of Revenue And Long-Lived Assets By Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 150,318	$ 160,167	$ 147,825
Property and equipment, net	34,156	40,870	46,147
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	70,595	80,202	71,211
Property and equipment, net	9,440	10,244	10,053
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	4,749	4,116	3,700
Property and equipment, net	146	183	161
Brazil [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	58,242	62,409	61,096
Property and equipment, net	20,132	25,892	31,112
Argentina [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	13,546	12,345	10,857
Property and equipment, net	4,438	4,551	4,821
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 3,186	$ 1,095	$ 961